Victory Emerging Markets Fund Expense Example - Victory Emerging Markets Fund	Feb. 28, 2025 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 155
Expense Example, with Redemption, 3 Years	489
Expense Example, with Redemption, 5 Years	846
Expense Example, with Redemption, 10 Years	1,853
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	760
Expense Example, with Redemption, 10 Years	$ 1,675